FirstNet (Narrative) (Details) - First Responder Network Authority [Member] $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($)
Spectrum Licenses [Member]
Government Contracts Subject to Renegotiation [Line Items]
Estimated Network Reinvestment	After FirstNet's operating expenses are paid, we anticipate that the remaining amount, expected to be in the $15,000 range, will be reinvested into the network.
Spectrum Licenses [Member] | Minimum [Member]
Government Contracts Subject to Renegotiation [Line Items]
First Responder Network Authority Operating Expenses	$ 75
Spectrum Licenses [Member] | Maximum [Member]
Government Contracts Subject to Renegotiation [Line Items]
First Responder Network Authority Operating Expenses	100
First Responder Network Authority Operating Expenses Adjusted for Inflation	3,000
FirstNet [Member]
Government Contracts Subject to Renegotiation [Line Items]
Refunds Due under Government Contracts	6,500
Refunds received under Gov't Contract	$ 1,998
Number of jurisdictions opted-in to the program	56
Term of Contract	25 years
Sustainability Payment Commitment, Amount	$ 18,000
Sustainability Payment, Amount	240
Contractual Obligation, Fiscal Year Maturity [Abstract]
Future Sustainability Payments Due in 2019	120
Future Sustainability Payments Due in 2020	120
Future Sustainability Payments Due in 2021	120
Future Sustainability Payments Due in 2022	195
Future Sustainability Payments Due in 2023	195
Future Sustainability Payments Due 2024 and thereafter	$ 17,010
FirstNet [Member] | United States [Member]
Government Contracts Subject to Renegotiation [Line Items]
Number of jurisdictions opted-in to the program	50
FirstNet [Member] | District of Columbia [Member]
Government Contracts Subject to Renegotiation [Line Items]
Number of jurisdictions opted-in to the program	1
FirstNet [Member] | United States Territories [Member]
Government Contracts Subject to Renegotiation [Line Items]
Number of jurisdictions opted-in to the program	5